Convertible Preferred Stock - Schedule Of Convertible Preferred Stock Issued Subject To Certain Repurchase Rights (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Shares Authorized	20,000,000	20,000,000
Series A Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Original Issue Price		$ 0.001	$ 0.001
Shares Authorized	10,000	10,000	10,000
Shares Issued		10,000	10,000
Shares Outstanding		10,000	10,000
Net Carrying Value		$ 10	$ 10
Liquidation Preference of the Common Stock		$ 4,500,000	$ 4,500,000
Series B Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Original Issue Price		$ 0.001	$ 0.001
Shares Authorized	10,000	10,000	10,000
Shares Issued		10,000	10,000
Shares Outstanding		10,000	10,000
Net Carrying Value		$ 10	$ 10
Liquidation Preference of the Common Stock		$ 35,000,000	$ 35,000,000
Series C Convertible Preferred Stock
Schedule Of Convertible Preferred Stock Subject To Repurchase Rights [Line Items]
Original Issue Price	$ 25	$ 25	$ 25
Shares Authorized	600,000	600,000	600,000
Shares Issued		463,265	463,265
Shares Outstanding	403,228	463,265	463,265
Net Carrying Value		$ 463	$ 463
Liquidation Preference of the Common Stock		$ 11,581,625	$ 11,581,625